Note 10 - Deposits	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Deposit Liabilities Disclosures [Text Block]

Note 10 - Deposits

Deposits and the weighted average interest rate at December 31, 2015 and 2014 consist of the following:

	2015		2014
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
		(Dollars in Thousands)
Non-interest bearing checking accounts	$2,407	--%	$640	--%
Passbook accounts	1,185	0.15	2,573	0.15
Savings accounts	3,275	0.23	5,655	0.37
Money market accounts	26,571	0.77	19,203	0.74
Certificate of deposit accounts	115,791	1.67	96,334	1.70
	$149,229	1.40%	$124,405	1.42%

A summary of certificates of deposit by maturity at December 31, 2015 is as follows (in thousands):

Years ending December 31:
2016	$38,503
2017	28,989
2018	16,403
2019	8,747
2020	23,149
$115,791

The aggregate amount of certificates of deposit with a minimum denomination of $250,000 was $9.8 million and $6.2 million at December 31, 2015 and 2014, respectively.